Equity - Overview and General Remarks (Details)	12 Months Ended
	Dec. 31, 2022 € / shares shares	Feb. 28, 2023 shares
Equity
Number of shares issued		27,027,028
Share split ratio	133.0778
Common shares
Equity
Number of shares authorized	386,250,000
Notional value per share | € / shares	€ 0.12
Preferred shares
Equity
Number of shares authorized	386,250,000
Number of shares issued	0